GUARANTEE LIABILITIES - movement of CECL liabilities (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Beginning balance of the period		¥ 910,949
Provision for credit losses	¥ 1,039,367	29,272		¥ 255,105	¥ 37,961
Ending balance of the period	910,949	2,441	$ 373
Guarantee liabilities - contingent
Beginning balance of the period		702,952
Guarantee liabilities settled	(326,204)	(68,578)
Guarantee liabilities released to Webank		(630,733)
Provision for credit losses	804,322	(1,372)
Ending balance of the period	702,952	¥ 2,269
Guarantee liabilities - contingent | ASU 2016-13
Changes on initial application of ASU 2016-13	¥ 224,834